Schedule H, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
DANAHER CORPORATION & SUBSIDIARIES SAVINGS PLAN
EIN: 59-1995548, PLAN NO. 004
FORM 5500, SCHEDULE H, LINE 4a —
SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
FOR THE YEAR ENDED DECEMBER 31, 2025

	Total that Constitute Nonexempt Prohibited Transactions
Participant Contributions Transferred Late to Plan Check Here if Late Participant Loan Repayments are Included: ✓	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP	Total Fully Corrected Under VFCP and PTE 2002-51
$6,965.53	—	$6,965.53	—	—